Financial assets and liabilities - Derivative financial instruments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Forward foreign exchange contracts
Financial assets and liabilities
Cash gain (loss) on hedging recognized	$ 16	$ (1)	$ 26	$ (1)